FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

20.	FAIR VALUE MEASUREMENTS

The Group did not have any other financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026 except for short-term investments (Note 6).

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2025 and June 30, 2026:

	Level 1	Level 2 (i)	Level 3	Total
As of June 30, 2026
Short-term investments	-	120,805	-	120,805
As of December 31, 2025
Short-term investments	-	82,598	-	82,598

(i)	These short-term investments represent mainly company securities and structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

Apart from the short-term investments, the Group’s other financial instruments consist principally of cash and cash equivalents, restricted cash, short-term and long-term deposits, accounts and notes receivable, other receivables, amounts due to/from related parties, accounts and notes payable and certain accrued expenses. They are recorded at cost which approximates fair value.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)